Lease - Schedule of Maturities of lease liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2025	¥ 272
Total undiscounted lease payments	272
Less: imputed interest	0
Total lease liabilities	272
Amounts due within 12 months	272	$ 37	¥ 1,103
Non-current lease liability	¥ 0	$ 0	¥ 761